Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend Funds

Fidelity Flex℠ Freedom Blend 2065 Fund (formerly Fidelity Flex℠ Freedom 2065 Fund)

December 31, 2019

Z65-QTLY-0220
1.9895833.100

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	727	$10,932
Fidelity Series Commodity Strategy Fund (a)	806	3,838
Fidelity Series Large Cap Growth Index Fund (a)	734	8,575
Fidelity Series Large Cap Stock Fund (a)	543	8,598
Fidelity Series Large Cap Value Index Fund (a)	1,224	16,139
Fidelity Series Small Cap Opportunities Fund (a)	311	4,348
Fidelity Series Value Discovery Fund (a)	376	5,111
TOTAL DOMESTIC EQUITY FUNDS
(Cost $55,127)		57,541

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	149	1,681
Fidelity Series Emerging Markets Fund (a)	142	1,390
Fidelity Series Emerging Markets Opportunities Fund (a)	606	12,492
Fidelity Series International Growth Fund (a)	500	8,756
Fidelity Series International Index Fund (a)	279	2,971
Fidelity Series International Small Cap Fund (a)	152	2,637
Fidelity Series International Value Fund (a)	883	8,746
Fidelity Series Overseas Fund (a)	456	4,911
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $41,082)		43,584

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	74	708
Fidelity Series Floating Rate High Income Fund (a)	17	159
Fidelity Series High Income Fund (a)	81	781
Fidelity Series Inflation-Protected Bond Index Fund (a)	218	2,191
Fidelity Series International Credit Fund (a)	3	31
Fidelity Series Long-Term Treasury Bond Index Fund (a)	314	2,763
Fidelity Series Real Estate Income Fund (a)	44	494
TOTAL BOND FUNDS
(Cost $7,279)		7,127

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (b)	19	19
Fidelity Series Government Money Market Fund 1.65% (a)(c)	176	176
Fidelity Series Short-Term Credit Fund (a)	19	188
Fidelity Series Treasury Bill Index Fund (a)	55	546
TOTAL SHORT-TERM FUNDS
(Cost $928)		929
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,416)		109,181
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$109,182

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20
Total	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$4,610	$4,653	$--	$43	$--	$--
Fidelity Series Blue Chip Growth Fund	--	15,831	5,541	518	(39)	681	10,932
Fidelity Series Canada Fund	--	2,689	1,050	29	--	42	1,681
Fidelity Series Commodity Strategy Fund	--	7,340	3,547	55	(11)	56	3,838
Fidelity Series Emerging Markets Debt Fund	--	1,420	703	20	--	(9)	708
Fidelity Series Emerging Markets Fund	--	2,401	1,040	30	(2)	31	1,390
Fidelity Series Emerging Markets Opportunities Fund	--	20,970	9,390	300	--	912	12,492
Fidelity Series Floating Rate High Income Fund	--	309	150	4	--	--	159
Fidelity Series Government Money Market Fund 1.65%	--	2,240	2,064	6	--	--	176
Fidelity Series Growth Company Fund	--	16,390	16,506	--	116	--	--
Fidelity Series High Income Fund	--	1,525	750	26	(4)	10	781
Fidelity Series Inflation-Protected Bond Index Fund	--	2,499	300	25	--	(8)	2,191
Fidelity Series International Credit Fund	--	81	50	2	--	--	31
Fidelity Series International Growth Fund	--	19,481	11,337	307	27	585	8,756
Fidelity Series International Index Fund	--	2,847	3	55	--	127	2,971
Fidelity Series International Small Cap Fund	--	4,666	2,181	108	(17)	169	2,637
Fidelity Series International Value Fund	--	19,724	11,205	340	(48)	275	8,746
Fidelity Series Intrinsic Opportunities Fund	--	20,091	19,743	391	(348)	--	--
Fidelity Series Investment Grade Bond Fund	--	1,664	1,680	5	16	--	--
Fidelity Series Large Cap Growth Index Fund	--	8,836	968	103	39	668	8,575
Fidelity Series Large Cap Stock Fund	--	18,398	10,296	538	14	482	8,598
Fidelity Series Large Cap Value Index Fund	--	19,955	3,980	961	17	147	16,139
Fidelity Series Long-Term Treasury Bond Index Fund	--	6,405	3,499	224	3	(146)	2,763
Fidelity Series Opportunistic Insights Fund	--	9,072	9,034	--	(38)	--	--
Fidelity Series Overseas Fund	--	5,963	1,410	17	(4)	362	4,911
Fidelity Series Real Estate Income Fund	--	962	470	22	--	2	494
Fidelity Series Short-Term Credit Fund	--	575	388	3	--	1	188
Fidelity Series Small Cap Discovery Fund	--	2,310	2,338	--	28	--	--
Fidelity Series Small Cap Opportunities Fund	--	8,324	4,045	236	(35)	104	4,348
Fidelity Series Stock Selector Large Cap Value Fund	--	13,440	13,546	--	106	--	--
Fidelity Series Treasury Bill Index Fund	--	793	247	3	--	--	546
Fidelity Series Value Discovery Fund	--	10,271	5,443	195	9	274	5,111
	$--	$252,082	$147,557	$4,523	$(128)	$4,765	$109,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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